Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted net loss per share of common stock	$ (1.48)	$ (0.22)
Weighted-average common shares outstanding diluted	14,087,586	13,136,965